/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending November 30, 2000

MFS Intermediate Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
11/9
Shares of
Beneficial Interest
100000
6.375
7.07
Merrill Lynch
11/10
Shares of Beneficial Interest
35700
6.3125
7.08
Merrill Lynch
11/20
Shares of Beneficial Interest
100000
6.375
7.07
Merrill Lynch
11/21
Shares of Beneficial Interest
100000
6.375
7.07
Merrill Lynch
11/22
Shares of Beneficial Interest
100000
6.4375
7.09
Merrill Lynch
11/27
Shares of Beneficial Interest
100000
6.4375
7.10

Merrill Lynch
11/28
Shares of Beneficial Interest
100000
6.4375
7.11

Merrill Lynch
11/30
Shares of Beneficial Interest
9400
6.375
7.16

Merrill Lynch


















































Total Shares Repurchased:
Remarks:	None.

MFS Intermediate Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer